Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Optimize Strategy Index ETF
Shareholder Report [Line Items]
Fund Name	Optimize Strategy Index ETF
Class Name	Optimize Strategy Index ETF
Trading Symbol	OPTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Optimize Strategy Index ETF for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.optzfund.com/optz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes important material changes to the Fund.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.optzfund.com/optz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optimize Strategy Index ETF	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Optimize Strategy Index (“OPTSI”) returns for the period 4/01/2025 through 3/31/2026 were 35.91%. Optimize Strategy Index ETF’s (“OPTZ”)  return during that same period was 35.62%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund believes its focus on consistently profitable U.S. based publicly traded companies continues to be the bedrock for return. From a market cap perspective, Large Cap companies contributed 54.79% to the return during this period and on a sector breakdown Bits & Bytes contributed 68.35% to the return. Companies making moves in AI rollout into the marketplace also seemed to be a contributing factor to return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/22/2024)
Optimize Strategy Index ETF NAV	35.62	21.67
S&P 500 TR	17.80	16.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.optzfund.com/optz for more recent performance information.
Net Assets	$ 208,796,883
Holdings Count | $ / shares	338
Advisory Fees Paid, Amount	$ 564,532
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$208,796,883
Net Advisory Fee	$564,532
Number of Holdings	338
Portfolio Turnover	130%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top Holdings *	(%)
Lumentum Holdings, Inc.	1.6%
Sandisk Corp.	1.6%
Seagate Technology Holdings PLC	1.5%
TTM Technologies, Inc.	1.5%
Western Digital Corp.	1.5%
KLA Corp.	1.5%
Teradyne, Inc.	1.5%
Lam Research Corp.	1.4%
MACOM Technology Solutions Holdings, Inc.	1.4%
Fabrinet	1.4%

Top Sectors	(%)
Technology	30.3%
Consumer, Non-cyclical	20.0%
Industrial	16.6%
Consumer, Cyclical	11.3%
Financial	10.9%
Energy	4.2%
Communications	4.2%
Basic Materials	1.3%
Utilities	0.9%
Cash & Other	0.3%
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Material Fund Change [Text Block]	OTHER MATERIAL CHANGES The Advisor reduced the unitary management fee for its advisory services to the Fund from 0.50% to 0.25% effective on July 1, 2025.
Material Fund Change Expenses [Text Block]	The Advisor reduced the unitary management fee for its advisory services to the Fund from 0.50% to 0.25% effective on July 1, 2025.
Updated Prospectus Web Address	https://www.optzfund.com/optz

[1]
*	Excludes collateral received for securities on loan.